Segment Information Major Customers (Details)	12 Months Ended
	Dec. 31, 2011 customers	Dec. 31, 2010 customers	Dec. 31, 2009 customers
Revenue, Major Customer [Line Items]
Major Customers Percentage Revenue Threshold	10.00%	10.00%	10.00%
Number Of Major Customers	0	1	0
Energy Operating Segment [Member]
Revenue, Major Customer [Line Items]
Major Customers Percentage Revenue Threshold	10.00%	10.00%	10.00%
Number Of Major Customers	1	2	0
Percentage of total company revenue represented by one customer		11.00%
Water Operating Segment [Member]
Revenue, Major Customer [Line Items]
Major Customers Percentage Revenue Threshold	10.00%	10.00%	10.00%
Number Of Major Customers	0	0	0